Risk Management Policy - Additional Information (Detail) BTU in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) kWh BTU bbl	Dec. 31, 2018 CLP ($) BTU kt bbl	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 235,684,500	$ 245,171,924	$ 419,456,026	$ 245,999,192
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 237,095,044
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal API2 [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle	1,412	432
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl	1,059	994
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal BCI7 [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | kt		225
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	4,790	200
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 235,684,500	$ 245,171,924
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 146,268,500	$ 416,862,000